 FILED VIA EDGAR

March 17, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Williamsburg Investment Trust
On behalf of its series, the Davenport Equity Opportunities Fund
File No. 033-25301

Ladies and Gentlemen:

On behalf of Williamsburg Investment Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “Securities Act”) are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The XBRL files reflect the risk/return summary information in the supplement to the Prospectus of the Davenport Funds, on behalf of the Davenport Equity Opportunities Fund series of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on February 28, 2014. The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3418 if you have any questions concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513 587 3450